Note 23 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Fair value of derivatives	$ (2,753,000)	$ (31,569,000)
Hedge accounting reserve	(900,000)	(200,000)
Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(2,753,000)	(31,569,000)
Hedge accounting reserve	(916,000)	(240,000)	$ (4,742,000)
Foreign exchange contract, purchase currency ARS, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(6,542,000)	(13,715,000)
Hedge accounting reserve	(895,000)	(1,067,000)
Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives		22,000
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(131,000)	(17,000)
Hedge accounting reserve
Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	203,000	5,660,000
Hedge accounting reserve		1,881,000
Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives		(367,000)
Hedge accounting reserve
Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	888,000	(20,447,000)
Hedge accounting reserve	(411,000)	(534,000)
Foreign exchange contract, purchase currency USD, sell currency ARS [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives		490,000
Hedge accounting reserve
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	271,000	(101,000)
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	522,000	(630,000)
Hedge accounting reserve	390,000	(520,000)
Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	2,089,000	(2,072,000)
Hedge accounting reserve
Foreign exchange contract, Other [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(53,000)	(392,000)
Hedge accounting reserve